Related party disclosure (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Total short term compensations	S/ 24,129	S/ 22,705	S/ 21,752
Total long term compensations	S/ 9,495	S/ 11,401	S/ 16,088